UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3954

DREYFUS TAX EXEMPT CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Tax Exempt Cash Management
Statement of Investments
October 31, 2004 (Unaudited)

Tax Exempt Investments--100.4%	Principal
	Amount ($)	Value ($)
	-------------------------------	-------------------------------
Alabama--5.5%

DCH Health Care Authority, Health Care Facilities Revenue
VRDN 1.73% (LOC; Regions Bank)	10,000,000 a	10,000,000
Eutaw Industrial Development Board, PCR, Refunding
VRDN (Alabama Power Co.) 1.74%	1,800,000 a	1,800,000
Homewood Educational Building Authority, College and University Revenue
VRDN (Samford University)
1.74% (Liquidity Facility; South Trust Bank)	7,000,000 a	7,000,000
Jefferson County, Sewer Revenue, Refunding, VRDN:
1.80% (Insured; XL Capital Assurance and
Liquidity Facility; Bank of Nova Scotia)	43,700,000 a	43,700,000
1.80% (Insured; XL Capital Assurance and
Liquidity Facility; JPMorgan Chase Bank)	25,000,000 a	25,000,000
1.75% (Insured; XL Capital Assurance and
Liquidity Facility; Regions Bank)	26,585,000 a	26,585,000
1.79% (Insured; XL Capital Assurance and
Liquidity Facility; Societe Generale)	10,000,000 a	10,000,000
University of Alabama, General Revenue
VRDN 1.76% (Insured; MBIA and
Liquid Facility; South Trust Bank)	16,000,000 a	16,000,000

Arkansas--.4%

University of Arkansas, College and University Revenues
Refunding, VRDN (UAMS Campus)
1.81% (Insured; MBIA and Liquidity Facility; Bank of America)	9,600,000 a	9,600,000

California-- 1.0%

State of California, GO Notes, CP:
1.40%, 11/9/2004 (LOC: Bank of America, Bayerische Landesbank,
BNP Paribas, DEPFA Bank, Dexia Credit Locale, Helaba Bank,
JPMorgan Chase Bank, Landesbank Baden-Wuerttemberg,
State Street Bank & Trust Co. and WestLB AG)	15,000,000	15,000,000
1.69%, 11/29/2004 (LOC: Bank of America, Bayerische Landesbank,
BNP Paribas, DEPFA Bank, Dexia Credit Locale, Helaba Bank,
JPMorgan Chase Bank, Landesbank Baden-Wuerttemberg,
State Street Bank & Trust Co. and WestLB AG)	11,000,000	11,000,000

Colorado--2.6%

Colorado Health Facilities Authority, Revenue:
(Sisters Charity Health System) 1.23%, 12/1/2004	41,310,000	41,306,405
VRDN (Covenant Retirement) 1.77% (LOC; ABN-AMRO)	12,900,000 a	12,900,000
Denver Urban Renewal Authority, Tax Increment Revenue
VRDN 1.86% (Liquidity Facility; Merrill Lynch)	12,495,000 a	12,495,000

Connecticut--.5%

Town of Easton, GO Notes, BAN
1.75%, 11/10/2004	13,850,000	13,852,139

Delaware--.5%

Delaware Economic Development Authority, VRDN
MFHR (School House Project)
1.85% (LOC; HSBC Bank USA)	13,500,000 a	13,500,000

District of Columbia--1.1%

District of Columbia, VRDN:
Enterprise Zone Revenue (United Planning Organization)
1.86% (LOC; M&T Bank)	10,195,000 a	10,195,000
GO Notes, Merlots Program 1.84% (Insured; AMBAC
and Liquidity Facility; Wachovia Bank)	7,335,000 a	7,335,000
Revenues (American Public Health Association)
1.80% (LOC; PNC Bank)	9,730,000 a	9,730,000

Florida--4.6%

Capital Projects Finance Authority, Revenue, VRDN
Capital Projects Loan Program
1.81% (Insured; FSA and LOC; SunTrust Bank)	8,415,000 a	8,415,000
Collier County Health Facilities Authority, HR
VRDN (Cleveland Clinic)
1.74% (LOC; JPMorgan Chase Bank)	6,500,000 a	6,500,000
Florida Municipal Power Agency, Utility and Electric Revenue
CP 1.42%, 12/6/2004
(LOC; Wachovia Bank)	8,210,000	8,210,000
City of Jacksonville, Health Care Revenue, CP
(Mayo Foundation) 1.47%, 11/17/2004	14,570,000	14,570,000
Jacksonville Electric Authority, Utility and Electric Revenue
CP 1.20%, 11/22/2004 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	10,000,000	10,000,000
Kissimmee Utilities Authority, Utility and Electric Revenue
CP 1.40%, 12/9/2004
(LOC; JPMorgan Chase Bank)	20,900,000	20,900,000
Martin County, PCR, VRDN
(Florida Power & Light Co. Project) 1.85%	10,100,000 a	10,100,000
Orange County Health Facility Authority, Health Care Facilities
Revenue, Refunding, CP
1.65%, 1/20/2005 (LOC; SunTrust Bank)	6,700,000	6,700,000
Pinellas County Health Facilities Authority, Revenue
Refunding, VRDN (Bayfront Projects)
1.74% (LOC; SunTrust Bank)	14,900,000 a	14,900,000
Saint Lucie County, Revenue, VRDN
(Sage Living Center Project)
1.81% (LOC; Regions Bank)	4,445,000 a	4,445,000
City of Tampa, Educational Facilities Revenue, VRDN
(Trinity School for Children Project)
1.81% (LOC; Regions Bank)	5,380,000 a	5,380,000
Tampa Bay Water Utility System, Water Revenue, VRDN
Merlots Program 1.84% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	5,685,000 a	5,685,000

Georgia--1.4%

State of Georgia, GO Notes 6.25%, 4/1/2005	5,000,000	5,090,796
Gwinnett County School District, GO Notes
TAN 1.75%, 12/30/2004	30,000,000	30,017,315

Hawaii--.3%

Honolulu City and County, GO Notes 1.18%, 12/2/2004
(Insured; FGIC and Liquidity Facility; FGIC)	8,600,000	8,600,000

Idaho--.2%

Idaho Housing and Finance Association, Nonprofit Facilities
Revenue, VRDN (Albertson College of Idaho Project)
1.79% (LOC; Key Bank)	4,250,000 a	4,250,000

Illinois--7.9%

Channahon, Revenue, VRDN
(Morris Hospital)
1.85% (LOC; US Bank NA)	5,670,000 a	5,670,000
City of Chicago, GO Notes, VRDN
1.77% (Insured; FGIC and Liquidity Facility; Landesbank
Baden-Wuerttemberg)	13,000,000 a	13,000,000
City of Chicago Water Systems, Water and Sewer Revenue
CP 1.83% 4/6/2005
(LOC; BNP Paribas)	8,000,000	8,000,000
State of Illinois, GO Notes, VRDN, Merlots Program:
1.84% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	16,935,000 a	16,935,000
1.84% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	9,975,000 a	9,975,000
Illinois Health Facilities Authority, Revenues:
(Evanston Hospital Corp.):
1.20%, 11/15/2004	15,000,000	15,000,000
1.03%, 11/30/2004	20,000,000	20,000,000
1.60%, 3/31/2005	12,000,000	12,000,000
1.85%, 3/10/2005, Series 87 A	10,000,000	10,000,000
1.85%, 3/10/2005, Series 87 B	10,000,000	10,000,000
1.85%, 3/10/2005, Series 87 C	10,000,000	10,000,000
VRDN:
(Franciscan Eldercare Service)
1.77% (LOC; ABN-AMRO)	10,800,000 a	10,800,000
(Rehabilitation Institute of Chicago)
1.77% (LOC; Bank of America)	45,100,000 a	45,100,000
Regional Transportation Authority, GO Notes
VRDN, Merlots Program:
1.84%, Series A-24 (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	10,165,000 a	10,165,000
1.84%, Series A-73 (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	4,945,000 a	4,945,000

Indiana--2.0%

Indiana Bond Bank, Revenue, Mid-Year Funding Program
2.50%, 1/26/2005 (LOC; The Bank of New York)	11,500,000	11,529,945
Indiana Health Facility Financing Authority, Health Facility
Revenue, VRDN (Clark Memorial Hospital Project)
1.87% (LOC; Bank One)	9,430,000 a	9,430,000
Indiana Housing Finance Authority
SFMR 1.20%, 1/6/2005	4,330,000	4,330,000
Indianapolis Local Public Improvement Bond Bank
Revenue 2%, 1/6/2005	25,885,000	25,916,142

Iowa--1.3%

Iowa Higher Education Loan Authority, College and
University Revenue, VRDN (Loras College Project)
1.74% (LOC; ABN-AMRO)	5,000,000 a	5,000,000
Louisa County, PCR, Refunding, VRDN
(Midwest Power System Inc. Project) 1.83%	27,900,000 a	27,900,000

Kansas--1.1%

Kansas City, MFHR, Refunding, VRDN
(Wood View Apartments Project) 1.80%
(LOC; FHLB)	10,195,000 a	10,195,000
Midwest Tax-Exempt Bond Grantor Trust, Revenue
VRDN 2.01% (LOC; Huntington NB)	8,575,450 a	8,575,450
Wyandotte County-Kansas City Unified Government
GO Notes 1.35%, 4/1/2005	10,000,000	9,991,768

Kentucky--3.4%

Elliot County, Residential Mortgage Revenue, VRDN
1.90% (GIC; Bayerische Landesbank)	9,000,000 a	9,000,000
Jefferson County, VRDN:
Industrial Building Revenue, Refunding
(Ursuline Campus) 1.78% (LOC; Fifth Third Bank)	6,195,000 a	6,195,000
Retirement Home Revenue
(Nazareth Library Project) 1.78% (LOC; Fifth Third Bank)	12,865,000 a	12,865,000
Student Housing Industrial Building Revenue
(University of Louisville Project)
1.79% (LOC; Wachovia Bank)	19,705,000 a	19,705,000
Lexington-Fayette Urban County Government, Educational
Building Revenue, Refunding, VRDN (Lexington Christian)
1.78% (LOC; Fifth Third Bank)	4,665,000 a	4,665,000
Madison County, Residential Mortgage Revenue, VRDN
1.90% (GIC; Bayerische Landesbank)	9,000,000 a	9,000,000
Morehead League of Cities Funding Trust, Lease Program
Revenue, VRDN 1.78% (LOC; U.S. Bank NA)	10,000,000 a	10,000,000
Warren County, Hospital Facility Revenue, VRDN
(Bowling Green-Warren County)
1.77% (LOC; Bank One)	15,000,000 a	15,000,000

Louisiana--2.8%

Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenues, VRDN
Merlots Program 1.84% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	8,150,000 a	8,150,000
Louisiana Public Facilities Authority, VRDN:
HR, Refunding, Hospital Equipment Financing Program
1.80% (LOC; Bank One)	36,100,000 a	36,100,000
Lease Revenue
1.81% (Liquidity Facility; Societe Generale)	10,000,000 a	10,000,000
Private Schools Revenue (Metairie Park Country Day)
1.81% (LOC; Branch Banking and Trust)	7,315,000 a	7,315,000
Tobacco Settlement Financing Corporation, Revenue, VRDN
1.94% (Liquidity Facility; Merrill Lynch)	9,115,000 a	9,115,000

Maryland--3.0%

Frederick County, Industrial Revenue, Refunding
VRDN (Manekin-Frederick Facility)
1.88% (LOC; M&T Bank)	3,105,000 a	3,105,000
Maryland Community Development Administration
Department of Housing and Community Development
Revenue 1.17%, 12/21/2004	10,595,000	10,595,000
Maryland Economic Development Corporation, Revenue
VRDN (Legal Aid Bureau Inc. Facility)
1.88% (LOC; M&T Bank)	2,700,000 a	2,700,000
Maryland Health and Higher Educational Facilities Authority
Revenue, VRDN:
(Mercy Ridge) 1.78% (LOC; M&T Bank)	19,745,000 a	19,745,000
(Suburban Hospital) 1.79% (Liquidity Facility; M&T Bank)	35,230,000 a	35,230,000
Montgomery County, EDR, VRDN
1.80% (LOC; M&T Bank)	6,000,000 a	6,000,000

Massachusetts--5.6%

Blackstone Valley Vocational Regional School District
GO Notes, BAN 1.75%, 3/11/2005	10,000,000	10,020,369
Chicopee, GO Notes, BAN
2%, 11/19/2004	16,536,000	16,539,431
Edgartown, GO Notes, BAN
2.25%, 1/19/2005	6,950,000	6,962,579
Town of Framingham, GO Notes, BAN
2.75%, 3/1/2005	7,570,000	7,592,350
Massachusetts Development Finance Agency, VRDN:
College and University Revenue (Suffolk University) 1.84%
(Insured; Radian Bank and Liquidity Facility: Bank
of America and State Street Bank and Trust Co.)	32,000,000 a	32,000,000
Revenue:
(Lesley University)
1.79% (LOC; Bank of America)	7,800,000 a	7,800,000
(Northfield Mt. Harmon) 1.85% (Insured; Radian
and Liquid Facility; Bank of America)	15,000,000 a	15,000,000
Medford, GO Notes, BAN
3%, 4/1/2005	31,790,000	31,994,308
Newton, GO Notes, BAN
2%, 8/15/2005	6,180,000	6,189,504
Weymouth, GO Notes, BAN
2.85%, 3/10/2005	8,800,000	8,831,152

Michigan--5.9%

City of Detroit, Sewage Disposal Revenue, VRDN
Merlots Program:
1.84% (Insured; FGIC and Liquidity
Facility; Wachovia Bank)	22,090,000 a	22,090,000
1.84% (Insured; MBIA and Liquidity
Facility; Wachovia Bank)	10,300,000 a	10,300,000
Detroit Downtown Development Authority, LR
Refunding, VRDN (Millender Center Project)
1.85% (LOC; HSBC Bank USA)	17,200,000 a	17,200,000
Detroit Water Supply System, Water Revenue, VRDN:
Merlots Program 1.84% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	10,490,000 a	10,490,000
Refunding 1.78% (Insured; MBIA and Liquidity
Facility; Dexia Credit Locale)	65,700,000 a	65,700,000
Michigan Hospital Finance Authority, Revenue, VRDN:
Healthcare Equipment Loan Program
1.78% (LOC; Fifth Third Bank)	13,400,000 a	13,400,000
Hospital Equipment Loan Program
1.78% (LOC; ABN-AMRO)	10,200,000 a	10,200,000

Mississippi--1.2%

Medical Center Educational Building Corporation, Revenue
VRDN (Pediatric and Research Facilities Project)
1.76% (Insured; AMBAC and Liquidity Facility; Bank One)	16,000,000 a	16,000,000
Mississippi Development Bank, Special Obligation
Revenue, VRDN, Merlots Program 1.84%
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	7,500,000 a	7,500,000
Mississippi Hospital Equipment and Facilities Authority
Revenue, VRDN (Mississippi Methodist Hospital)
1.85% (LOC; First Tennessee Bank)	6,200,000 a	6,200,000

Missouri--.2%

Kansas City Industrial Development Authority, Revenue, VRDN
(Ewing Marion Kaufman) 1.74%	4,200,000 a	4,200,000

Montana--1.4%

Montana Facility Finance Authority, Revenue
(Sisters Charity Health System) 1.23%, 12/1/2004	34,510,000	34,507,494

Nebraska--1.3%

Nebhelp Inc., Revenue, VRDN
1.85% (Insured; MBIA and Liquidity Facility;
Lloyds TSB Bank)	31,780,000 a	31,780,000

Nevada--.4%

Clark County School District, GO Notes, VRDN
1.84% (Insured; FSA and Liquidity Facility; Wachovia Bank)	9,965,000 a	9,965,000

New Hampshire--.8%

Durham, GO Notes, TAN
2.50%, 12/31/2004	3,700,000	3,706,508
New Hampshire Health and Education Authority, HR
VRDN (Wentworth Douglass Hospital) 1.84% (Insured;
Radian Bank and Liquidity Facility; Bank of America)	10,000,000 a	10,000,000
New Hampshire Health and Education Facilities Authority
Revenue, VRDN (Exeter Hospital Group)
1.76% (LOC; Bank of America)	6,500,000 a	6,500,000

New Jersey--.5%

Township of Brick, GO Notes, BAN
2%, 2/11/2005	5,000,000	5,005,932
Township of East Brunswick, GO Notes, BAN
1.75%, 3/18/2005	8,800,000	8,816,261

New York--2.3%

Metropolitan Transportation Authority, Revenue, CP
1.46%, 1/18/2005 (LOC; ABN-AMRO)	8,000,000	8,000,000
Nassau County Tobacco Settlement Corporation, Revenue
VRDN 1.87% (Liquidity Facility; Merrill Lynch)	7,590,000 a	7,590,000
New York City Municipal Water Finance Authority
Water and Sewer System Revenue, CP 1.18%, 11/4/2004
(Liquidity Facility: Bayerische Landesbank and WestLB AG)	10,000,000	10,000,000
New York Counties Tobacco Trust I, Revenue, VRDN
1.87% (Liquidity Facility; Merrill Lynch)	21,525,000 a	21,525,000
Tobacco Settlement Financing Corporation, Revenue, VRDN
1.85% (Liquidity Facility: Landesbank Hessen-Thuringen
Girozentrale and Merrill Lynch)	10,000,000 a	10,000,000

Ohio--2.8%

Akron Bath Copley Joint Township Hospital District
Health Care Facilities Revenue, VRDN
(Sumner Project) 1.79% (LOC; KBC Bank)	7,200,000 a	7,200,000
Franklin County, Health Care Facilities Revenue, VRDN
(Creekside at the Village Project) 1.79% (LOC; Key Bank)	7,250,000 a	7,250,000
Hamilton County, Hospital Facilities Revenue, VRDN
(Children's Hospital Medical Center)
1.78% (LOC; U.S. Bank NA)	21,550,000 a	21,550,000
Ohio State Higher Educational Facility, College and
University Revenue, VRDN (Ashland University Project)
1.81% (LOC; Key Bank)	5,000,000 a	5,000,000
University of Akron, College and University Revenue
VRDN 1.76% (Insured; FGIC and
Liquidity Facility; Dexia Credit Locale)	30,000,000 a	30,000,000

Oklahoma--.4%

Tulsa County Industrial Authority, Capital Improvements
Revenue 1.40%, 11/15/2004
(Liquidity Facility; Bank of America)	10,000,000	10,000,000

Oregon--1.2%

State of Oregon, GO Notes, TAN 2.25%, 11/15/2004	14,000,000	14,006,252
Oregon Housing and Community Services Department
Mortgage Revenue, Single-Family Mortgage Program
1.20%, 1/6/2005	6,840,000	6,840,000
Salem Hospital Facility Authority, Revenue, Refunding, VRDN
(Capital Manor Inc. Project) 1.81% (LOC; Bank of America)	9,550,000 a	9,550,000

Pennsylvania--18.2%

Chester County Health and Education Facilities Authority
Retirement Community Revenue, VRDN
(Kendal-Cosslands Communities Project)
1.80% (LOC; Allied Irish Bank)	10,000,000 a	10,000,000
Cumberland County, GO Notes, VRDN 1.81% (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	3,170,000 a	3,170,000
Dallastown Area School District, GO Notes, VRDN
1.81% (Insured; FGIC and Liquidity Facility; BNP Paribas)	4,800,000 a	4,800,000
Dauphin County General Authority, Revenue, VRDN:
1.84% (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	77,600,000 a	77,600,000
School District Pooled Financing Program II
1.84% (Insured; AMBAC and Liquidity Facility;
Bank of Nova Scotia)	53,975,000 a	53,975,000
Delaware County Industrial Development Authority
PCR, CP (Exelon Project)
1.68%, 1/25/2005 (LOC; Wachovia Bank)	11,750,000	11,750,000
Emmaus General Authority, Revenue, VRDN:
1.79%, Series D (GIC; Goldman Sachs and Co.)	3,800,000 a	3,800,000
1.79%, Series E (GIC; Goldman Sachs and Co.)	12,300,000 a	12,300,000
1.79%, Series G (GIC; Goldman Sachs and Co.)	10,000,000 a	10,000,000
1.79%, Series H (GIC; Goldman Sachs and Co.)	10,500,000 a	10,500,000
1.79%, Sub-Series A-10 (LOC; DEPFA Bank)	13,075,000 a	13,075,000
1.79%, Sub-Series B-23 (LOC; DEPFA Bank)	33,400,000 a	33,400,000
1.79%, Sub-Series E-21 (LOC; DEPFA Bank)	13,500,000 a	13,500,000
1.79%, Sub-Series F-20 (LOC; DEPFA Bank)	11,200,000 a	11,200,000
1.79%, Sub-Series G-18 (LOC; DEPFA Bank)	14,000,000 a	14,000,000
1.79%, Sub-Series H-19 (LOC; DEPFA Bank)	20,000,000 a	20,000,000
Local Government
1.79%, Series B-6 (GIC; Goldman Sachs and Co.)	9,500,000 a	9,500,000
Lancaster County Hospital Authority, Revenue, VRDN
(Luthercare Project) 1.84% (LOC; M&T Bank	14,250,000 a	14,250,000
Lebanon County Health Facilities Authority, VRDN
Health Center Revenue (United Church of Christ Homes)
1.79% (LOC; M&T Bank)	8,620,000 a	8,620,000
Revenue (Cornwall Manor Project)
1.86% (Insured; Radian Bank and Liquidity Facility
Bank of America)	5,780,000 a	5,780,000
Montgomery County Higher Education and Health Authority
Private Schools Revenue, VRDN
(William Penn Charter) 1.81% (LOC; PNC Bank)	11,000,000 a	11,000,000
Montgomery County Industrial Development Authority
Revenue, VRDN (Northwestern Human Services)
1.85% (LOC; Commerce Bank)	13,930,000 a	13,930,000
New Garden General Authority, Municipal Revenue
VRDN, Municipal Pooled Financing Program I 1.84%
(Insured; AMBAC and Liquidity Facility: Bank of Nova
Scotia and Dexia Credit Locale)	30,750,000 a	30,750,000
State of Pennsylvania, GO Notes, VRDN
Merlots Program 1.84% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	5,850,000 a	5,850,000
Philadelphia Hospitals and Higher Education Facilities
Authority, Revenue, Refunding, VRDN
(Philadelphia Protestant Home)
1.85% (LOC; Bank of America)	9,310,000 a	9,310,000
Schuylkill County, GO Notes, VRDN
1.81% (Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	7,085,000 a	7,085,000
West Cornwall Township Municipal Authority, VRDN:
GO Notes, Refunding (Bethlehem School District Project)
1.80% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)	28,800,000 a	28,800,000
Revenue, Pennsylvania General Government Loan Program
1.80% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)	14,815,000 a	14,815,000

South Carolina--1.0%

Greer, Combined Utilities System Revenue, VRDN
Merlots Program 1.84% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	8,320,000 a	8,320,000
South Carolina Jobs Economic Development Authority, Health
Facilities Revenue, Refunding, VRDN
(Episcopal Church Home) 1.86% (Insured; Radian Bank and
Liquidity Facility; Wachovia Bank)	14,425,000 a	14,425,000
Tobacco Settlement Revenue Management Authority
Tobacco Settlement Revenue, VRDN
1.94% (Liquidity Facility; Merrill Lynch)	2,645,000 a	2,645,000

Tennessee--1.8%

Blount County Public Building Authority, Revenue
VRDN, Local Government Public Improvement:
1.77%, Series A-6B (Insured; AMBAC and
Liquidity Facility; Regions Bank)	5,170,000 a	5,170,000
1.77%, Series A-6C (Insured; AMBAC and
Liquidity Facility; Regions Bank)	6,500,000 a	6,500,000
1.77%, Series A-7A (Insured; AMBAC and
Liquidity Facility; Regions Bank)	5,000,000 a	5,000,000
Sevier County Public Building Authority, Local Government
Public Improvement, VRDN:
Revenue:
1.77% (Insured; AMBAC and Liquidity Facility;
KBC Bank)	8,465,000 a	8,465,000
1.77% (Insured; AMBAC and Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	8,355,000 a	8,355,000
Water Revenue 1.77% (Insured; AMBAC and
Liquidity Facility; KBC Bank)	12,500,000 a	12,500,000

Texas--9.7%

Aldine Independent School District, GO Notes
1.73%, 6/15/2005 (Insured; Permanent School Fund
Guaranteed and Liquidity Facility; Dexia Credit Locale)	15,000,000	15,000,000
Dallas Area Rapid Transit, Transportation Revenue:
CP:
1.45%, 12/14/2004 (Liquidity Facility: Bayerische
Landesbank, Landesbank Baden-Wuerttemberg,
State Street Bank & Trust Co., and WestLB AG)	20,000,000	20,000,000
1.80%, 1/19/2005 (Liquidity Facility: Bayerische
Landesbank, Landesbank Baden-Wuerttemberg,
State Street Bank & Trust Co., and WestLB AG)	15,000,000	15,000,000
VRDN, Merlots Program 1.84% (Insured: AMBAC and FGIC
and Liquidity Facility; Wachovia Bank)	24,080,000 a	24,080,000
Harris County Health Facilities Development Corporation, Revenue
VRDN (Methodist Hospital) 1.74%	35,380,000 a	35,380,000
Houston, GO Notes, CP 1.40%, 1/21/2005
(Liquid Facility: Bank of Nova Scotia, Landesbank-
Hessen Girozentrale and Toronto Dominion)	15,000,000	15,000,000
Houston Higher Education Facility, Education Revenue, CP
(Rice University) 1.40%, 11/16/2004	8,000,000	8,000,000
North Central Texas Health Facility Development
Corporation, Health Care Revenue, CP
(Methodist Hospital) 1.37% 11/5/2004 (Insured; AMBAC and
Liquidity Facility; Dexia Credit Locale)	26,000,000	26,000,000
City of San Antonio, Water Revenue, VRDN
Merlots Program 1.84% (Liquidity Facility; Wachovia Bank)	10,000,000 a	10,000,000
State of Texas, Revenue, TRAN 3%, 8/31/2005	30,315,000	30,660,590
University of Texas System Board of Regents
Education Revenue, CP:
1.38% 11/17/2004	16,000,000	16,000,000
1.45% 12/10/2004	5,200,000	5,200,000
1.45% 12/15/2004	25,000,000	25,000,000

Utah--.2%

Intermountain Power Agency, GO Notes, CP
1.73%, 12/7/2004 (LOC; JP Morgan Chase Bank)	4,300,000	4,300,000

Vermont--.3%

Vermont Educational and Health Buildings Financing Agency
VRDN:
College and University Revenue, Capital Asset
Financing Program 1.87% (LOC; M&T Bank)	950,000 a	950,000
Revenue (Rutland Regional Medical Project) 1.82%
(Insured; Radian Bank and Liquidity Facility; Bank of
America)	6,155,000 a	6,155,000

Virginia--.6%

Alexandria Industrial Development Authority, Revenue, VRDN
(Institute for Defense Analyses) 1.87% (Insured; AMBAC
and Liquidity Facility; Wachovia Bank)	15,545,000 a	15,545,000

Washington--2.4%

State of Washington, GO Notes, VRDN, Merlots Program:
1.84% (Insured: FGIC and MBIA and Liquidity Facility;
Wachovia Bank)	20,010,000 a	20,010,000
1.84% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	5,970,000 a	5,970,000
Washington Health Care Facilities Authority, Revenues, VRDN:
(Provail) 1.79% (LOC; Key Bank)	6,920,000 a	6,920,000
(Seattle Cancer Care) 1.79% (LOC; Key Bank)	21,090,000 a	21,090,000
Washington Higher Education Facilities Authority
Revenue, VRDN (St. Martins College Project)
1.82% (LOC; U.S. Bank NA)	7,115,000 a	7,115,000

Wisconsin--2.6%

Badger Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN 1.90%
(Liquidity Facility: Lloyds TBS Bank and Merrill Lynch)	6,560,000 a	6,560,000
Franklin Community Development Authority
Redevelopment Revenue, VRDN
(Indian Community School of Milwaukee)
1.77% (LOC; Bank One)	11,000,000 a	11,000,000
City of Milwaukee, GO Notes 2%, 2/15/2005 (Insured; FSA)	14,840,000	14,874,772
State of Wisconsin, Transportation Revenue, CP
1.20%, 1/12/2005 (Liquidity Facility; WestLB AG)	13,000,000	13,000,000
Wisconsin Health and Educational Facilities Authority, Revenue
VRDN (Gunderson Lutheran):
1.74%, Series A (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3,200,000 a	3,200,000
1.74%, Series B (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	7,000,000 a	7,000,000
Wisconsin Rural Water Construction Loan Program
Commission Revenue, VRDN 3%, 10/1/2005	10,000,000	10,112,907

Total Investments (cost $2,547,934,279)	100.4%	2,547,970,367

Liabilities, Less Cash and Receivables	(.4)%	(11,052,752)

Net Assets	100.0%	2,536,917,615

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
EDR	Economic Development Revenue		Insurance Corporation
FGIC	Financial Guaranty Insurance Company	MFHR	Multi-Family Housing Revenue
FHLB	Federal Home Loan Bank	PCR	Pollution Control Revenue
FSA	Financial Security Assurance	SFMR	Single Family Mortgage Revenue
GIC	Guaranteed Investment Contract	TRAN	Tax and Revenue Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes
HR	Hospital Revenue

Summary of Combined Ratings

Fitch	or Moody's	or Standard & Poor's	Value %
--------------------	------------------------------------------------------------------	--------------------------------- ---------------------------
F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	88.1
AAA, AA, A b	Aaa, Aa, A b	AAA, AA, A b	8.4
Not Rated c	Not Rated c	Not Rated c	3.5

100.0

Notes to Statement of Investments:
a Securities payable on demand. Variable interest rate - subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TAX EXEMPT CASH MANAGEMENT

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)